PUBLIC SERVICE ELETRIC POWER CONCESSIONS - Estimated updated amounts of the expenses from extended concessions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Net operating revenue	R$ 37,876,024	R$ 60,316,003	R$ 32,180,843
Income taxes	(1,525,293)	(8,510,819)	(710,112)
Net Income (Loss) for year	(1,725,691)	R$ 3,671,906	R$ (11,917,136)
Transmission
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Basic Grid - existing services (RBSE)- Historic Balance	7,970,331
VNR Update - IPCA and remuneration	33,523,380
Receipt of financial asset	(3,255,696)
Total value of updated financial assets	38,238,015
Net operating revenue	4,922,827
Income taxes	(1,673,762)
Net Income (Loss) for year	3,249,065
Chesf | Transmission
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Basic Grid - existing services (RBSE)- Historic Balance	1,187,029
VNR Update - IPCA and remuneration	10,656,553
Receipt of financial asset	(975,039)
Total value of updated financial assets	10,868,543
Net operating revenue	1,278,835
Income taxes	(434,804)
Net Income (Loss) for year	844,031
Eletronorte | Transmission
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Basic Grid - existing services (RBSE)- Historic Balance	1,732,910
VNR Update - IPCA and remuneration	4,294,043
Receipt of financial asset	(482,186)
Total value of updated financial assets	5,544,767
Net operating revenue	698,370
Income taxes	(237,446)
Net Income (Loss) for year	460,924
Eletrosul | Transmission
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Basic Grid - existing services (RBSE)- Historic Balance	520,332
VNR Update - IPCA and remuneration	1,867,332
Receipt of financial asset	(242,624)
Total value of updated financial assets	2,145,040
Net operating revenue	271,205
Income taxes	(92,210)
Net Income (Loss) for year	178,995
Furnas | Transmission
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Basic Grid - existing services (RBSE)- Historic Balance	4,530,060
VNR Update - IPCA and remuneration	16,705,452
Receipt of financial asset	(1,555,847)
Total value of updated financial assets	19,679,665
Net operating revenue	2,674,417
Income taxes	(909,302)
Net Income (Loss) for year	R$ 1,765,115